Statutory Reserve	12 Months Ended
May 31, 2013
Text Block [Abstract]
Statutory Reserve
23.	STATUTORY RESERVE

Prior to payment of dividends, pursuant to the laws applicable to the PRC’s Foreign Investment Enterprises, the Company’s subsidiaries and VIEs in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of each company. These reserves include (i) general reserve and (ii) the development fund.

Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company’s discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends. During the year ended May 31, 2013, $524 was accrued for the general reserve.

PRC laws and regulations require private schools that require reasonable returns to make annual appropriations of 25% of after-tax income prior to payments of dividend to its development fund, which is to be used for the construction or maintenance of the school or procurement or upgrading of educational equipment, while in the case of a private school that does not require reasonable return, this amount should be equivalent to no less than 25% of the annual increase of net assets of the school as determined in accordance with generally accepted accounting principles in the PRC. During the year ended May 31, 2013, appropriations to the development fund amounted to $21,946.

These reserves are included as statutory reserves in the consolidated statements of changes in equity and comprehensive income. The Group allocated US$3,097, US$69,149 and US$22,470 to statutory reserves during the years ended May 31, 2011, 2012 and 2013, respectively. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.

The Company did not make appropriations to the development fund reserves for the years ended May 31, 2010, 2011 or any periods prior to that; however, in the year ended May 31, 2012, all of the under-reserved amounts for all prior periods’ development fund, together with the amount that shall have been appropriated for fiscal year 2012, have been appropriated. During the year ended May 31, 2012, appropriations to the development fund amounted to $71,602, for which $57,377 was attributed to periods prior to fiscal year 2012. During the year ended May 31, 2013, $21,946 was accrued for the development funds.